NET FINANCIAL RESULT	12 Months Ended
Dec. 31, 2021
NET FINANCIAL RESULT
NET FINANCIAL RESULT
27.	NET FINANCIAL RESULT

	December 31,	December 31,	December 31,
	2021	2020	2019
Financial expenses
Interest on loans, financing and debentures (1)	(3,188,654)	(3,275,618)	(3,358,806)
Premium expenses on early settlements	(260,289)	(391,390)
Amortization of transaction costs (2)	(107,239)	(101,741)	(220,642)
Interest expense on lease liabilities	(560,619)	(486,286)	(275,404)
Amortization of fair value adjustment	(5,543)	(38,826)	1,548
Other	(98,957)	(165,564)	(325,544)
	(4,221,301)	(4,459,425)	(4,178,848)
Financial income
Cash and cash equivalents and marketable securities	205,574	146,930	392,018
Amortization of fair value adjustment on business combination	9,110	95,238	37,412
Other	57,872	85,307	63,816
	272,556	327,475	493,246
Results from derivative financial instruments
Income	5,582,352	7,283,864	2,711,394
Expenses	(7,180,014)	(16,706,546)	(3,786,646)
	(1,597,662)	(9,422,682)	(1,075,252)
Monetary and exchange rate variation, net
Exchange rate variation on loans, financing and debentures	(4,847,320)	(13,365,471)	(1,781,562)
Lease	(194,415)	(601,519)	(19,327)
Other assets and liabilities (3)	1,240,908	1,436,099	(164,038)
	(3,800,827)	(12,530,891)	(1,964,927)
Net financial result	(9,347,234)	(26,085,523)	(6,725,781)

1)	Does not include R$18,624 arising from capitalized loan costs for the year ended December 31, 2021 (does not include R$10,636 as of December 31, 2020).
2)	Includes an expense of R$3,993 arising from transaction costs with loans and financing that were recognized directly to the statement of income (R$13,782 as of December 31, 2020).
3)	Includes effects of exchange rate variations of trade accounts receivable, trade account payable, cash and cash equivalents, marketable securities and other.